Mineral Stream Interests	6 Months Ended
Jun. 30, 2026
Text block [abstract]
Mineral Stream Interests
12.	Mineral Stream Interests

	Six Months Ended June 30, 2026

	Cost				Accumulated Depletion & Impairment 1

(in thousands)	Balance Jan 1, 2026	Additions	Disposal 4,5	Balance Jun 30, 2026	Balance Jan 1, 2026	Depletion	Disposal 4,5	Balance Jun 30, 2026	Carrying Amount Jun 30, 2026

Gold interests

Salobo	$3,573,911	$-	$-	$3,573,911	$(953,201)	$(52,045)	$-	$(1,005,246)	$2,568,665

Sudbury 2	623,864	-	-	623,864	(405,370)	(12,427)	-	(417,797)	206,067

Constancia	140,058	-	-	140,058	(87,774)	(4,696)	-	(92,470)	47,588

San Dimas	220,429	-	-	220,429	(95,211)	(5,847)	-	(101,058)	119,371

Stillwater 3	239,352	-	-	239,352	(35,150)	(1,522)	-	(36,672)	202,680

Blackwater	340,231	-	-	340,231	(9,183)	(6,764)	-	(15,947)	324,284

Platreef	275,702	-	-	275,702	-	-	-	-	275,702

Other 4	1,513,278	219,192	(19,360)	1,713,110	(56,146)	(14,319)	19,360	(51,105)	1,662,005

	$6,926,825	$219,192	$(19,360)	$7,126,657	$(1,642,035)	$(97,620)	$19,360	$(1,720,295)	$5,406,362

Silver interests

Peñasquito	$524,626	$-	$-	524,626	$(317,760)	$(21,210)	$-	$(338,970)	$185,656

Antamina	900,343	4,300,568	-	5,200,911	(441,260)	(51,322)	-	(492,582)	4,708,329

Constancia	302,948	-	-	302,948	(151,545)	(7,242)	-	(158,787)	144,161

Blackwater	170,947	-	-	170,947	(3,445)	(1,980)	-	(5,425)	165,522

Other 5	1,168,469	13,651	(3,048)	1,179,072	(611,582)	(8,388)	3,048	(616,922)	562,150

	$3,067,333	$4,314,219	$(3,048)	$7,378,504	$(1,525,592)	$(90,142)	$3,048	$(1,612,686)	$5,765,818

Palladium interests

Stillwater 3	$263,721	$-	$-	$263,721	$(54,829)	$(2,448)	-	$(57,277)	$206,444

Platreef	78,814	-	-	78,814	-	-	-	-	78,814

	$342,535	$-	$-	$342,535	$(54,829)	$(2,448)	$-	$(57,277)	$285,258

Platinum interests

Marathon	$9,451	$-	$-	$9,451	$-	$-	-	$-	$9,451

Platreef	57,584	-	-	57,584	-	-	-	-	57,584

	$67,035	$-	$-	$67,035	$-	$-	$-	$-	$67,035

Cobalt interests

Voisey’s Bay	$393,422	$-	$-	$393,422	$(177,545)	$(9,144)	-	$(186,689)	$206,733

	$10,797,150	$4,533,411	$(22,408)	$15,308,153	$(3,400,001)	$(199,354)	$22,408	$(3,576,947)	$11,731,206

1)	Includes cumulative impairment charges to June 30, 2026 as follows: El Alto silver interest - $ 338 million; Sudbury gold interest - $120 million; and Voisey’s Bay cobalt interest - $109 million.
2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)
Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Marathon, Goose, El Domo, Cangrejos, Curraghinalt, Kudz Ze Kayah, Koné, Kurmuk, Spring Valley, Hemlo and Jervois gold interests. The additions to other gold interests include Koné - $156 million, Spring Valley - $50 million, Marmato - $37 million and Jervois - $6 million; less a repayment relative to Santo Domingo - $
30
 million to be
re-advanced
at a later date. The fully depleted Minto PMPA was removed from the Mineral Stream Interests owned due to Minto Metals Corp. being placed in receivership.

5)
Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, El Alto, Copper World Complex, Marmato, Cozamin, El Domo, Mineral Park, Kudz Ze Kayah and Jervois silver interests. The additions to other silver interests include Jervois - $10 million and Marmato - $3 million. The fully depleted Minto PMPA was removed from the Mineral Stream Interests owned due to Minto Metals Corp. being placed in receivership.

	Year Ended December 31, 2025

	Cost				Accumulated Depletion & Impairment 1			Carrying Amount Dec 31, 2025
(in thousands)	Balance Jan 1, 2025	Additions	Disposal 6	Balance Dec 31, 2025	Balance Jan 1, 2025	Depletion	Balance Dec 31, 2025

Gold interests

Salobo	$3,429,911	$144,000	$-	$3,573,911	$(834,426)	$(118,775)	$(953,201)	$2,620,710

Sudbury 2	623,864	-	-	623,864	(382,313)	(23,057)	(405,370)	218,494

Constancia	140,058	-	-	140,058	(75,732)	(12,042)	(87,774)	52,284

San Dimas	220,429	-	-	220,429	(83,948)	(11,263)	(95,211)	125,218

Stillwater 3	239,352	-	-	239,352	(31,892)	(3,258)	(35,150)	204,202

Blackwater	340,231	-	-	340,231	-	(9,183)	(9,183)	331,048

Platreef	275,702	-	-	275,702	-	-	-	275,702

Other 4	419,174	1,110,110	(16,006)	1,513,278	(53,791)	(2,355)	(56,146)	1,457,132

	$5,688,721	$1,254,110	$(16,006)	$6,926,825	$(1,462,102)	$(179,933)	$(1,642,035)	$5,284,790

Silver interests

Peñasquito	$524,626	$-	$-	$524,626	$(280,161)	$(37,599)	$(317,760)	$206,866

Antamina	900,343	-	-	900,343	(409,572)	(31,688)	(441,260)	459,083

Constancia	302,948	-	-	302,948	(137,570)	(13,975)	(151,545)	151,403

Blackwater	140,908	30,039	-	170,947	-	(3,445)	(3,445)	167,502

Other 5	1,115,154	53,315	-	1,168,469	(593,432)	(18,150)	(611,582)	556,887

	$2,983,979	$83,354	$-	$3,067,333	$(1,420,735)	$(104,857)	$(1,525,592)	$1,541,741

Palladium interests

Stillwater 3	$263,721	$-	$-	$263,721	$(50,542)	$(4,287)	$(54,829)	$208,892

Platreef	78,814	-	-	78,814	-	-	-	78,814

	$342,535	$-	$-	$342,535	$(50,542)	$(4,287)	$(54,829)	$287,706

Platinum interests

Marathon	$9,451	$-	$-	$9,451	$-	$-	$-	$9,451

Platreef	57,584	-	-	57,584	-	-	-	57,584

	$67,035	$-	$-	$67,035	$-	$-	$-	$67,035

Cobalt interests

Voisey’s Bay	$393,422	$-	$-	$393,422	$(162,733)	$(14,812)	$(177,545)	$215,877

	$9,475,692	$1,337,464	$(16,006)	$10,797,150	$(3,096,112)	$(303,889)	$(3,400,001)	$7,397,149

1)	Includes cumulative impairment charges to December 31, 2025 as follows: El Alto silver interest - $338 million; Sudbury gold interest - $120 million; and Voisey’s Bay cobalt interest - $109 milli on.
2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)
Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Marathon, Goose, El Domo, Cangrejos, Curraghinalt, Kudz Ze Kayah, Koné, Kurmuk, Spring Valley and Hemlo gold interests. The additions to other gold interests include
Koné
- $469 million, Hemlo - $300 million, Kurmuk - $131 million, Fenix - $125 million, Spring Valley - $50 million, El Domo - $32 million, Cangrejos - $3 million and Kudz Ze Kayah - $1 million.

5)
Comprised of Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, El Alto, Copper World Complex, Marmato, Cozamin, El Domo, Mineral Park and Kudz Ze Kayah silver interests. The additions to other silver interests include Mineral Park - $40 million, El Domo - $12 million and Kudz Ze Kayah - $1 million.

6)	During Q3 2025, in connection with its acquisition of Lumina Gold Corp., CMOC exercised its 33% buy-back option under the Cangrejos PMPA.

The value allocated to reserves is classified as depletable upon a mining operation achieving commercial production and is depleted on a unit-of-production
basis over the estimated recoverable proven and probable reserves at the mine. The value associated with resources and exploration potential is allocated at acquisition and is classified as non-depletable
until such time as it is transferred to the depletable category, generally as a result of the conversion of resources or exploration potential into reserves.

	June 30, 2026			December 31, 2025

(in thousands)	Depletable	Non- Depletable	Total	Depletable	Non- Depletable	Total

Gold interests

Salobo	$2,242,490	$326,175	$2,568,665	$2,294,535	$326,175	$2,620,710

Sudbury 1	168,974	37,093	206,067	181,401	37,093	218,494

Constancia	44,064	3,524	47,588	48,761	3,523	52,284

San Dimas	40,594	78,777	119,371	46,440	78,778	125,218

Stillwater 2	183,046	19,634	202,680	184,568	19,634	204,202

Blackwater	311,175	13,109	324,284	317,940	13,108	331,048

Platreef	-	275,702	275,702	-	275,702	275,702

Other 3	435,810	1,226,195	1,662,005	92,269	1,364,863	1,457,132

	$3,426,153	$1,980,209	$5,406,362	$3,165,914	$2,118,876	$5,284,790

Silver interests

Peñasquito	$185,656	$-	$185,656	$206,866	$-	$206,866

Antamina	2,341,942	2,366,387	4,708,329	213,280	245,803	459,083

Constancia	137,788	6,373	144,161	145,029	6,374	151,403

Blackwater	165,522	-	165,522	167,502	-	167,502

Other 4	201,815	360,335	562,150	210,203	346,684	556,887

	$3,032,723	$2,733,095	$5,765,818	$942,880	$598,861	$1,541,741

Palladium interests

Stillwater 2	$198,956	$7,488	$206,444	$201,404	$7,488	$208,892

Platreef	-	78,814	78,814	-	78,814	78,814

	$198,956	$86,302	$285,258	$201,404	$86,302	$287,706

Platinum interests

Marathon	$-	$9,451	$9,451	$-	$9,451	$9,451

Platreef	-	57,584	57,584	-	57,584	57,584

	$-	$67,035	$67,035	$-	$67,035	$67,035

Cobalt interests

Voisey’s Bay	$194,878	$11,855	$206,733	$204,022	$11,855	$215,877

	$6,852,710	$4,878,496	$11,731,206	$4,514,220	$2,882,929	$7,397,149

1)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
2)	Comprised of the Stillwater and East Boulder gold and palladium interests.
3)	Comprised of the Copper World Complex, Marmato, Santo Domingo, Fenix, Marathon, Goose, El Domo, Cangrejos, Curraghinalt, Kudz Ze Kayah, Koné, Kurmuk, Spring Valley, Hemlo and Jervois gold interests.
4)	Comprised of the Zinkgruvan, Neves-Corvo, Aljustrel, Loma de La Plata, El Alto, Copper World Complex, Marmato, Cozamin, El Domo, Mineral Park, Kudz Ze Kayah and Jervois silver interests.

Significant acquisitions, amendments and disposals of mineral stream interests (if any) in the six months ended June 30, 2026 are outlined below. The percentage of payable production and other key PMPA terms for all mineral stream interests are described in Note 24.
Antamina
On February 16, 2026, the Company entered into a PMPA with BHP Group Limited (“BHP”) (the “BHP Antamina PMPA”) for their 33.75% portion of the silver produced at the Antamina Mine located in Peru. Effective April 1, 2026, Wheaton will receive a combined 67.5% of all the silver produced from Antamina, up from the 33.75%
being
 delivered under the
pre-
existing Glencore silver stream.
Under the terms of the BHP Antamina PMPA, the Company paid BHP total upfront cash consideration of $4.3 billion on April 1, 2026, being the date of closing.
Jervois
On April 1, 2026, the Company entered into a PMPA with KGL (the “Jervois PMPA”) for a portion of the gold and silver produced at the Jervois Project located in Australia. In return, the Company also obtained a right of first refusal on any future precious metal streams, royalties, prepays or similar transactions with respect to the Jervois project. Under the terms of the Jervois PMPA, the Company will pay KGL total upfront cash consideration of $275 million, subject to certain customary conditions. The upfront cash consideration will be paid in a total of six installments, with the first installment of $16 million being made as an early deposit payment on June 16, 2026. The second installment of $16 million is also expected to be made as an early deposit payment, once certain conditions are satisfied, and is expected to be paid in
Q3-2026.
The remaining balance of $243 million will be paid in four equal installments over the construction period as various conditions are satisfied.